GOODWILL - Changes in the net carrying amount of goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in the net carrying amount of goodwill
Balance at beginning of year	$ 538.1
Balance at end of year	542.6	$ 538.1
Cost
Changes in the net carrying amount of goodwill
Balance at beginning of year	606.6	583.5
Business acquisition	4.5	23.1
Balance at end of year	611.1	606.6
Accumulated impairment losses
Changes in the net carrying amount of goodwill
Balance at beginning of year	(68.5)
Balance at end of year	$ (68.5)	$ (68.5)